Consolidated Statements of Stockholders' (Deficit)/Equity - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2014						3,332,838
Balance at Dec. 31, 2014						$ 3,333	$ 157,694,623	$ (115,735,929)	$ 41,962,027
Issuance on shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision (in shares)						4,830			21,327
Issuance on shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision						$ 5	(5)
Issuance at the end of each quarter of a total of 2,838 shares of common stock at an average price of $17.53 per share for proceeds of $49,757 in connection with the employee stock purchase plan (in shares)						2,838
Issuance at the end of each quarter of a total of 2,838 shares of common stock at an average price of $17.53 per share for proceeds of $49,757 in connection with the employee stock purchase plan						$ 3	49,754		49,757
Additional shares issued to participants in the employee stock purchase plan for activity since the plan's inception affected by the rounding provisions of the reverse stock split of July 7, 2016 (in shares)						1,884
Additional shares issued to participants in the employee stock purchase plan for activity since the plan's inception affected by the rounding provisions of the reverse stock split of July 7, 2016						$ 2	(2)
Share-based compensation expense for options issued to directors, management, and employees during the current and previous years							1,016,705		1,016,705
Net Loss								(40,482,802)	(40,482,802)
Net loss								(40,482,802)	(40,482,802)
Balance (in shares) at Dec. 31, 2015						3,342,390
Balance at Dec. 31, 2015						$ 3,343	158,761,075	(156,218,731)	$ 2,545,687
Issuance on shares of common stock in connection with the exercise of stock options utilizing a cashless exercise provision (in shares)
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656 (in shares)									192,966
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656									$ 488,656
Issuance at the end of each quarter of a total of 2,838 shares of common stock at an average price of $17.53 per share for proceeds of $49,757 in connection with the employee stock purchase plan (in shares)						29,807
Issuance at the end of each quarter of a total of 2,838 shares of common stock at an average price of $17.53 per share for proceeds of $49,757 in connection with the employee stock purchase plan						$ 30	28,922		28,952
Share-based compensation expense for options issued to directors, management, and employees during the current and previous years							1,024,955		1,024,955
Net Loss								(20,436,496)	(20,436,496)
Net loss								(20,436,496)	(20,436,496)
Balance (in shares) at Dec. 31, 2016			1,233	500,000	1,233	18,327,263
Balance at Dec. 31, 2016			$ 2	$ 500	$ 1	$ 18,327	173,782,939	(176,655,227)	(2,853,458)
Issuance at the end of each quarter of a total of 2,838 shares of common stock at an average price of $17.53 per share for proceeds of $49,757 in connection with the employee stock purchase plan						$ 2	356		358
Net Loss								(3,813,060)	(3,813,060)
Net loss								(3,813,060)	(3,813,060)
Balance (in shares) at Mar. 31, 2017						20,779,503
Balance at Mar. 31, 2017						$ 20,779	$ 174,133,626	$ (180,468,287)	$ (6,313,879)